ESOP PLAN (Detail Textuals) (USD $)	1 Months Ended
	Dec. 31, 2003	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Unearned ESOP shares		$ 767,000	$ 899,000
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Amount loaned to ESOP	1,950,000
Number of shares acquired	564,195
Value of shares acquired	650,000
Interest rate	5.25%
Term of ESOP note	15 years
Unearned ESOP shares		767,000	899,000
Employee Stock Ownership Plan (the "ESOP") | Former stockholder
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Number of shares acquired	1,128,558
Value of shares acquired	$ 1,300,000